Goodwill and Intangible Assets - Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs for Multiple Cash Generating Units (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 18,942	€ 18,067
Foods & Refreshment [member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,000
Indefinite-life intangible assets	€ 3,300